Property, Plant and Equipment, Net - Summary of Comparison of Depreciation Method of Components (Detail)	12 Months Ended
Dec. 31, 2020
Before the change [member] | Maximum [member]
Disclosure of Comparison of Depreciation Method of Components Related to Engine Overhaul Costs Before and After the Change [line item]
Expected useful lives/Expected flying hours	5 years 6 months
Annual depreciation rate / Depreciation rate per thousand flying hours	33.30%
Before the change [member] | Minimum [member]
Disclosure of Comparison of Depreciation Method of Components Related to Engine Overhaul Costs Before and After the Change [line item]
Expected useful lives/Expected flying hours	3 years
Annual depreciation rate / Depreciation rate per thousand flying hours	18.20%
After the change [member] | Maximum [member]
Disclosure of Comparison of Depreciation Method of Components Related to Engine Overhaul Costs Before and After the Change [line item]
Annual depreciation rate / Depreciation rate per thousand flying hours	11.10%
Expected useful hours	42000 hours
After the change [member] | Minimum [member]
Disclosure of Comparison of Depreciation Method of Components Related to Engine Overhaul Costs Before and After the Change [line item]
Annual depreciation rate / Depreciation rate per thousand flying hours	2.40%
Expected useful hours	9000 hours